Liability for Pension and Other Retirement Benefits (Details 1) (Pension Plans, Defined Benefit [Member]) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	$ 1,319,952	¥ 109,556,000	¥ 119,363,000
Plan assets	881,578	73,171,000	82,806,000
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	1,521,771	126,307,000	134,348,000
Plan assets	$ 990,819	¥ 82,238,000	¥ 91,255,000